Investment Objectives and Goals - NEW ECONOMY FUND	Jan. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	The New Economy Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The investment objective of the fund is long-term growth of capital.